Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventories
Raw materials	$ 130,308	788,852	727,300
Work-in-progress	61,254	370,811	288,456
Finished goods	166,054	1,005,239	1,507,794
Total inventories	357,616	2,164,902	2,523,550
Inventory write-downs	$ 819	4,958	665,416	469,872